Summary of Significant Accounting Policies - Summary of Exchange Rates (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Argentinean Peso [member]
Disclosure Of Exchange Rates [line items]
Closing rate	84.143520	59.890668	37.807879
Brazilian Real [member]
Disclosure Of Exchange Rates [line items]
Closing rate	5.196694	4.030696	3.874806
Average rate	5.133082	3.940998	3.634827
Canadian Dollar [member]
Disclosure Of Exchange Rates [line items]
Closing rate	1.273981	1.299449	1.362882
Average rate	1.346594	1.329140	1.293896
Colombian Peso [member]
Disclosure Of Exchange Rates [line items]
Closing rate	3,438.52	3,272.63	3,246.70
Average rate	3,689.50	3,305.84	2,967.36
Chinese Yuan [member]
Disclosure Of Exchange Rates [line items]
Closing rate	6.537798	6.961461	6.877787
Average rate	6.947936	6.886265	6.581607
Euro [member]
Disclosure Of Exchange Rates [line items]
Closing rate	0.814930	0.890155	0.873362
Average rate	0.878101	0.892577	0.845697
Mexican Peso [member]
Disclosure Of Exchange Rates [line items]
Closing rate	19.948838	18.845242	19.682728
Average rate	21.182539	19.334915	19.195084
Pound Sterling [member]
Disclosure Of Exchange Rates [line items]
Closing rate	0.732646	0.757344	0.781249
Average rate	0.780195	0.784062	0.750773
Peruvian Nuevo Sol [member]
Disclosure Of Exchange Rates [line items]
Closing rate	3.621009	3.317006	3.369998
Average rate	3.491580	3.346670	3.284477
South Korean Won [member]
Disclosure Of Exchange Rates [line items]
Closing rate	1,088.02	1,154.54	1,115.40
Average rate	1,185.02	1,160.69	1,095.46
South African Rand [member]
Disclosure Of Exchange Rates [line items]
Closing rate	14.686598	14.044287	14.374909
Average rate	16.213180	14.512975	13.105486